Investment in joint venture (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2017 INR (₨)
Investment in joint venture
Investment in joint venture by Group	$ 46	₨ 3,500
Summarized statement of financial position
Current assets, including cash and cash equivalents INR 5,779 (March 31, 2018: INR 4,614)	80,951				₨ 6,102,916		₨ 9,719,854
Cash and cash equivalents	8,572			2,465,073	646,229	$ 18,088	1,363,671	₨ 1,532,629
Non-current assets	35,221				2,655,274		2,832,043
Current liabilities	(84,990)				(6,407,302)		(9,921,902)
Non-current liabilities	(11,141)				(839,914)		(250,825)
Equity	(20,041)			225,279	(1,510,974)		(2,379,170)	₨ (3,189,569)
Summarized statement of profit or loss
Finance cost	(2,564)	(193,287)	(263,290)	(153,056)
Loss before taxes	(10,220)	(770,390)	(1,145,758)	(3,995,089)
Income tax expense	(926)	(69,805)	(47,837)	(56,887)
Loss for the year	(11,146)	(840,195)	(1,193,595)	(4,051,976)
Group's share of loss for the year	$ (143)	(10,784)	(12,772)	(10,559)
Depreciation		₨ 85,509	₨ 123,781	104,550
Adventure and Nature Network Pvt. Ltd
Investment in joint venture
Equity interest in joint venture (as a percent)	50.00%	50.00%	50.00%
Summarized statement of financial position
Current assets, including cash and cash equivalents INR 5,779 (March 31, 2018: INR 4,614)					2,615		8,573
Cash and cash equivalents					270		5,779
Non-current assets					72		168
Current liabilities					(77,863)		(69,327)
Non-current liabilities					(134)		(156)
Equity					(75,310)		(60,742)
Group's carrying amount of the investment					(37,655)		(30,371)
Transferred to other current liabilities					37,655		30,371
Net carrying amount of investment					0		0
Summarized statement of profit or loss
Revenue		₨ (8,688)	₨ (14,110)	(12,181)
Administrative expenses, including depreciation INR 96 (March 31, 2019: INR 146 and March 31, 2018: INR 173)		(25,322)	(37,817)	(33,215)
Finance cost		(4,934)	(1,836)	(84)
Loss before taxes		21,568	25,543	21,118
Loss for the year		(21,568)	(25,543)	(21,118)
Group's share of loss for the year		₨ (10,784)	₨ (12,772)	₨ (10,559)
Contingent liabilities					4,459		3,904
Capital commitments					₨ 0		₨ 0